Related party transactions - Outstanding balances arising from sales/purchases of goods and services (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Lease liabilities for lease arrangement with related party	$ (36)	$ (54)	$ (93)
Nabors Lux 2 S.a.r.l
Disclosure of transactions between related parties [line items]
Trade and other receivables	171
Capital Airport Group
Disclosure of transactions between related parties [line items]
Trade and other payables	$ (150)